SCHEDULE OF COMPANY REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total	$ 305,476	$ 289,772	$ 261,679
Operating income (loss)	1,133	(1,422)	3,386
Soft Wheat [Member]
Segment Reporting Information [Line Items]
Total	218,761	213,775	173,085
Operating income (loss)	2,288	8,957	1,233
Durum Wheat [Member]
Segment Reporting Information [Line Items]
Total	51,755	44,447	53,546
Operating income (loss)	327	(4,508)	600
Couscous and Pasta [Member]
Segment Reporting Information [Line Items]
Total	31,410	27,159	28,819
Operating income (loss)	1,666	(1,924)	1,734
All Other [Member]
Segment Reporting Information [Line Items]
Total	3,550	4,391	6,229
Operating income (loss)	$ (3,148)	$ (3,947)	$ (181)